Operating Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Operating Leases

Operating Leases
Charters-in
As at December 31, 2016, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in nine vessels, including two workboats for the lightering support services, were approximately $26.8 million (2017), $8.3 million (2018), $8.3 million (2019), $8.3 million (2020), and $1.4 million (2021). The Company recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.
Charters-out
As at December 31, 2016, 13 of the Company’s vessels and one in-chartered vessel operated under fixed-rate time charter contracts with the Company’s customers, of which seven contracts are scheduled to expire in 2017, six contracts are scheduled to expire in 2018 and one contract is scheduled to expire in 2019. As at December 31, 2016, minimum scheduled future revenues to be received by the Company under time charters then in place were approximately $136.5 million, comprised of $93.4 million (2017), $40.5 million (2018) and $2.6 million (2019). The carrying amount of the Company's owned vessels which are employed on these time charters as at December 31, 2016, was $471.7 million (2015 - $442.5 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2016 were $683.2 million (2015 - $596.7 million) and $211.5 million (2015 - $154.2 million), respectively.

The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2016, revenue from unexercised option periods of contracts that existed on December 31, 2016, or variable or contingent revenues. In addition, minimum scheduled future revenues presented above have been reduced by estimated off-hire time for period maintenance. Actual amounts may vary given unscheduled future events such as vessel maintenance.